Growth Portfolio
Schedule of Investments (unaudited)
As of March 31, 2026
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.8%)
Communication Services (14.0%)
	Alphabet Inc. Class C	384,263	110,230
	Meta Platforms Inc. Class A	78,336	44,818
*	Netflix Inc.	388,958	37,398
*	Spotify Technology SA	44,824	21,736
			214,182
Consumer Discretionary (12.0%)
*	Amazon.com Inc.	432,464	90,069
*	Tesla Inc.	91,082	33,860
*	DoorDash Inc. Class A	117,445	17,634
	Hilton Worldwide Holdings Inc.	54,187	16,477
	Starbucks Corp.	135,556	12,145
	Ross Stores Inc.	36,077	7,815
	Home Depot Inc.	20,075	6,603
			184,603
Financials (8.5%)
	Mastercard Inc. Class A	90,240	45,089
	MSCI Inc.	24,924	13,434
	S&P Global Inc.	30,645	13,035
	KKR & Co. Inc.	140,249	12,973
	Tradeweb Markets Inc. Class A	109,473	12,881
	Visa Inc. Class A	34,861	10,536
*	Corpay Inc.	27,831	8,099
	Nasdaq Inc.	78,534	6,667
	American Express Co.	18,287	5,531
	Morgan Stanley	15,574	2,563
			130,808
Health Care (8.5%)
	Eli Lilly & Co.	67,652	62,224
	Stryker Corp.	77,043	25,316
*	Intuitive Surgical Inc.	45,889	21,154
*	IDEXX Laboratories Inc.	22,987	12,916
*	Natera Inc.	44,566	8,913
			130,523
Industrials (7.4%)
	Fastenal Co.	591,692	27,454
	General Electric Co.	76,610	21,740
	Waste Connections Inc. (XTSE)	125,694	20,418
*	Uber Technologies Inc.	232,764	16,743
*	Axon Enterprise Inc.	31,397	13,334
	TransUnion	161,122	11,148
	GE Vernova Inc.	2,218	1,936
			112,773
Information Technology (46.8%)
	NVIDIA Corp.	1,175,852	205,069
	Microsoft Corp.	379,529	140,490
	Apple Inc.	544,434	138,172
	Broadcom Inc.	239,892	74,249
	ASML Holding NV GDR (Registered)	16,031	21,174
*	Shopify Inc. Class A (XTSE)	146,562	17,385
*	Arista Networks Inc.	140,360	17,233
	Intuit Inc.	37,904	16,389
	Analog Devices Inc.	47,702	15,176
*	Cloudflare Inc. Class A	73,144	15,093
*	ServiceNow Inc.	140,881	14,729
*	Cadence Design Systems Inc.	51,587	14,335
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	34,860	11,781
*	AppLovin Corp. Class A	24,893	9,907
	Monolithic Power Systems Inc.	4,172	4,561

		Shares	Market Value ($000)
*	ARM Holdings plc ADR	8,631	1,306
*	Palantir Technologies Inc. Class A	6,051	885
			717,934
Other (0.4%)
	iShares Russell 1000 Growth ETF	15,480	6,601
Real Estate (1.2%)
	Welltower Inc.	92,462	18,280
Total Common Stocks (Cost $1,246,356)			1,515,704
Temporary Cash Investments (1.3%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 3.687%	16	2
		Face Amount ($000)
Repurchase Agreement (1.3%)
	Bank of America Securities, LLC 3.670%, 4/1/2026 (Dated 3/31/2026, Repurchase Value $19,602, collateralized by U.S. Government Agency Obligations 2.500%–6.500%, 8/1/2028–5/15/2058, with a value of $19,992)	19,600	19,600
Total Temporary Cash Investments (Cost $19,602)			19,602
Total Investments (100.1%) (Cost $1,265,958)			1,535,306
Other Assets and Liabilities—Net (-0.1%)			(1,129)
Net Assets (100%)			1,534,177
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.	Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
C.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,515,704	—	—	1,515,704
Temporary Cash Investments	2	19,600	—	19,602
Total	1,515,706	19,600	—	1,535,306